Income Taxes - Schedule of Effective Tax Rates Differ from Statutory Rates (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal statutory rate					35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit					(1.00%)	2.00%	1.00%
Nontaxable income from noncontrolling interests					37.00%	9.00%	7.00%
Impact of foreign operations					(9.00%)	(1.00%)	1.00%
Tax effects of foreign exchange gains/losses					(6.00%)	1.00%	0.00%
Valuation allowances					(103.00%)	(55.00%)	(19.00%)
Liability for unrecognized tax benefits					12.00%	0.00%	4.00%
Prior year adjustments					(7.00%)	(6.00%)	2.00%
Nondeductible bad debts					(3.00%)	0.00%	0.00%
Other					0.00%	(1.00%)	(1.00%)
Effective tax rate	23.00%	63.00%	(77.00%)	(118.00%)	(45.00%)	(16.00%)	30.00%